Other Operating Expenses - Schedule of Other Operating Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Operating Expense [Abstract]
Write-downs and expenses in connection with credit management	€ 400	€ 335	€ 345
Provision charges	228	144	330
TLC operating fees and charges	356	373	342
Indirect duties and taxes	111	100	116
Penalties, settlement compensation and administrative fines	33	44	292
Association dues and fees, donations, scholarships and traineeships	15	18	18
Sundry expenses	65	69	48
Total	1,208	1,083	1,491
of which, included in the supplementary disclosure on financial instruments	€ 400	€ 335	€ 345